NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                  SUPPLEMENT, DATED OCTOBER 30, 2000, TO THE
                 MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II

                                                    PROSPECTUS DATED MAY 2, 2000

This supplement describes the Income Benefit Combination Option 2 and the Income and Death Benefit Combination Option 2 ("new Options") now available with the Morgan Stanley Dean Witter Variable Annuity II contract ("Contract") offered by Northbrook Life Insurance Company.

The new Options are available with Contracts issued on or after the date of this supplement ("new Contracts"). The new Options are also available with Contracts issued before the date of this supplement ("existing Contracts") subject to the following limitations: the Income Benefit Combination Option 2 is not available with existing Contracts if you elect or have elected an optional income or death benefit; the Income and Death Benefit Combination Option 2 is not available with existing Contracts if you elect or have elected the Performance Income Benefit Option or the Performance Benefit Combination Option.

The Enhanced Death Benefit Option, the Performance Income Benefit Option, and the Performance Benefit Combination Option described in the prospectus are not available with new Contracts. If you are an existing Contract owner, and have not elected these options, you may do so until January 31, 2001. Please keep these limitations in mind when reading the prospectus and this supplement.

PLEASE KEEP IN MIND, ONCE YOU HAVE SELECTED AN OPTIONAL INCOME OR DEATH BENEFIT (EACH AN "OPTION"), YOUR ABILITY TO SELECT A DIFFERENT OPTION MAY BE LIMITED. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING ANY SUCH LIMITATIONS BEFORE SELECTING ANY OPTION. FURTHER, IF YOU SELECT ANOTHER OPTION, THE BENEFIT(S) UNDER THE NEW OPTION ON THE DATE WE ISSUE THE NEW OPTION WILL EQUAL THE CONTRACT VALUE. YOU WILL NOT RETAIN OR TRANSFER THE BENEFITS FROM THE EARLIER OPTION. PLEASE CONSULT WITH YOUR FINANCIAL ADVISOR CONCERNING THE EFFECT OF SELECTING A DIFFERENT OPTION BEFORE DOING SO. WE MAY DISCONTINUE THE OFFERING OF THESE OPTIONS AT ANYTIME.

Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Your prospectus is amended as follows:

Page 4: Replace the first bullet in the section entitled "The Contract at a Glance" under the "Expenses" heading with the following:

         Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.59% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, 1.65% if you select the Income Benefit Combination Option 2, or 1.85% if you select the Income and Death Benefit Combination Option 2). If you qualify for and elect the Longevity Reward Rider, the annual fees are reduced by 0.07% under the basic policy or any Option listed above. See the description of each Option and the Rider for the availability of each.

Page 7: Replace the "Variable Account Annual Expenses" table with the following:


                                                                          With the Enhanced

                                                                            Death Benefit,       With the Performance
                                                                          Performance Death       Benefit Combination
                                                                          Benefit Option, or       Option, or Death
                                                Without any Optional      Performance Income      Benefit Combination
                                                       Option               Benefit Option              Option



  Mortality and Expense Risk Charge                     1.25%                   1.38%                    1.49%

  Administrative Expense Charge                         0.10%                   0.10%                    0.10%

  Total Variable Account Annual Expenses                1.35%                   1.48%                    1.59%

  -------------------------------------------- ------------------------------------ ------------------------------------
                                                     With the Income Benefit        With the Income and Death Benefit
                                                      Combination Option 2                 Combination Option 2


  Mortality and Expense Risk Charge                           1.55%                                1.75%

  Administrative Expense Charge                               0.10%                                0.10%

  Total Variable Account Annual Expenses                      1.65%                                1.85%
  ---------------------------------------------------------------------------------------------------------------------


Page 10:          Replace "Example 1" with the following:

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o       invested $1,000 in a Variable Sub-Account,

o       earned a 5% annual return on your investment,

o surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and

o       elected the Income and Death Benefit Combination Option 2.

THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


Variable Sub-Account                                           1 Year    3 Years    5 Years    10 Years

-------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

  AIM V.I. Capital Appreciation                                 $69        $108       $150       $299
-------------------------------------------------------------------------------------------------------
  AIM V.I. Growth                                               $69        $108       $150       $299
-------------------------------------------------------------------------------------------------------
  AIM V.I. Value                                                $70        $109       $151       $302
-------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS
  Alliance Growth                                               $73        $120       $169       $337
-------------------------------------------------------------------------------------------------------
  Alliance Growth and Income                                    $72        $116       $162       $323
-------------------------------------------------------------------------------------------------------
  Alliance Premier Growth                                       $75        $125       $178       $353
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S
  Money Market                                                  $67        $102       $139       $278
-------------------------------------------------------------------------------------------------------
  Quality Income Plus                                           $67        $102       $139       $278
-------------------------------------------------------------------------------------------------------
  Short-Term Bond                                               $68        $105       $144       $288
-------------------------------------------------------------------------------------------------------
  High Yield                                                    $67        $102       $139       $279
-------------------------------------------------------------------------------------------------------
  Utilities                                                     $69        $106       $147       $293
-------------------------------------------------------------------------------------------------------
  Income Builder                                                $70        $111       $154       $307
-------------------------------------------------------------------------------------------------------
  Dividend Growth                                               $67        $102       $139       $278
-------------------------------------------------------------------------------------------------------
  Capital Growth                                                $69        $108       $149       $298
-------------------------------------------------------------------------------------------------------
  Global Dividend Growth                                        $71        $111       $155       $309
-------------------------------------------------------------------------------------------------------
  European Growth                                               $73        $118       $165       $330
-------------------------------------------------------------------------------------------------------
  Pacific Growth                                                $77        $129       $184       $366
-------------------------------------------------------------------------------------------------------
  Equity                                                        $67        $102       $138       $277
-------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                 $67        $101       $137       $274
-------------------------------------------------------------------------------------------------------
  Competitive Edge "Best Ideas"                                 $68        $103       $141       $282
-------------------------------------------------------------------------------------------------------
  Strategist                                                    $67        $102       $139       $278
-------------------------------------------------------------------------------------------------------
  Aggressive Equity                                             $67        $102       $139       $278
-------------------------------------------------------------------------------------------------------


                                       3


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  U.S. Real Estate                                              $73        $120       $168       $335
-------------------------------------------------------------------------------------------------------
  International Magnum                                          $74        $121       $171       $341
-------------------------------------------------------------------------------------------------------
  Equity Growth                                                 $71        $112       $156       $311
-------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                       $80        $140       $202       $400
-------------------------------------------------------------------------------------------------------
  Mid-Cap Value                                                 $72        $118       $166       $330
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income                                   $69        $106       $146       $291
-------------------------------------------------------------------------------------------------------
  Putnam VT International Growth                                $74        $122       $172       $342
-------------------------------------------------------------------------------------------------------
  Putnam VT Voyager                                             $69        $108       $149       $298
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth                                               $71        $112       $156       $311
-------------------------------------------------------------------------------------------------------



Page 11:          Replace "Example 2" with the following:

         EXAMPLE 2

         Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.

Variable Sub-Account                                           1 Year    3 Years    5 Years    10 Years

-------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

  AIM V.I. Capital Appreciation                                 $27        $ 83       $141       $299
-------------------------------------------------------------------------------------------------------
  AIM V.I. Growth                                               $27        $ 83       $141       $299
-------------------------------------------------------------------------------------------------------
  AIM V.I. Value                                                $27        $ 84       $143       $302
-------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUNDS
  Alliance Growth                                               $31        $ 95       $161       $337
-------------------------------------------------------------------------------------------------------
  Alliance Growth and Income                                    $29        $ 90       $153       $323
-------------------------------------------------------------------------------------------------------
  Alliance Premier Growth                                       $33        $100       $169       $353
-------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER V.I.S
  Money Market                                                  $25        $ 76       $130       $278
-------------------------------------------------------------------------------------------------------
  Quality Income Plus                                           $25        $ 76       $130       $278
-------------------------------------------------------------------------------------------------------
  Short-Term Bond                                               $26        $ 79       $136       $288
-------------------------------------------------------------------------------------------------------
  High Yield                                                    $25        $ 77       $131       $279
-------------------------------------------------------------------------------------------------------
  Utilities                                                     $26        $ 81       $138       $293
-------------------------------------------------------------------------------------------------------



                                       4


  Income Builder                                                $28        $ 85       $145       $307
-------------------------------------------------------------------------------------------------------
  Dividend Growth                                               $25        $ 76       $130       $278
-------------------------------------------------------------------------------------------------------
  Capital Growth                                                $27        $ 82       $141       $298
-------------------------------------------------------------------------------------------------------
  Global Dividend Growth                                        $28        $ 86       $146       $309
-------------------------------------------------------------------------------------------------------
  European Growth                                               $30        $ 92       $157       $330
-------------------------------------------------------------------------------------------------------
  Pacific Growth                                                $34        $104       $176       $366
-------------------------------------------------------------------------------------------------------
  Equity                                                        $25        $ 76       $130       $277
-------------------------------------------------------------------------------------------------------
  S&P 500 Index                                                 $24        $ 75       $128       $274
-------------------------------------------------------------------------------------------------------
  Competitive Edge "Best Ideas"                                 $25        $ 78       $132       $282
-------------------------------------------------------------------------------------------------------
  Strategist                                                    $25        $ 76       $130       $278
-------------------------------------------------------------------------------------------------------
  Aggressive Equity                                             $25        $ 76       $130       $278
-------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  U.S. Real Estate                                              $31        $ 94       $160       $335
-------------------------------------------------------------------------------------------------------
  International Magnum                                          $31        $ 96       $163       $341
-------------------------------------------------------------------------------------------------------
  Equity Growth                                                 $28        $ 86       $147       $311
-------------------------------------------------------------------------------------------------------
  Emerging Markets Equity                                       $38        $115       $194       $400
-------------------------------------------------------------------------------------------------------
  Mid-Cap Value                                                 $30        $ 93       $157       $330
-------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
  Putnam VT Growth and Income                                   $26        $ 80       $137       $291
-------------------------------------------------------------------------------------------------------
  Putnam VT International Growth                                $31        $ 96       $163       $342
-------------------------------------------------------------------------------------------------------
  Putnam VT Voyager                                             $27        $ 82       $141       $298
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth                                               $28        $ 86       $147       $311
-------------------------------------------------------------------------------------------------------






Replace the paragraph following "Example 2" with the following:

         PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 1.75%. IF THAT OPTION WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.

Page 15: Replace the third  paragraph under the section  entitled  "Accumulation
         Unit Values" with the following:

         We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, a third set of Accumulation Unit Values for the Performance Benefit Combination Option or the Death Benefit Combination Option, a fourth set of Accumulation Unit Values for the Income Benefit Combination Option 2, and a fifth set of Accumulation Unit Values that reflect the cost of the Income and Death Benefit Combination Option 2.

Page 21: Replace the first sentence under the section entitled "Mortality and Expense Risk Charge" with the following:

         We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.49% if you select the Death Benefit Combination Option or the Performance Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, and 1.75% if you select the Income and Death Benefit Combination Option 2).

         Replace the last sentence under the section entitled "Mortality and Expense Risk Charge" with the following:

         We charge an additional amount for the above Options to compensate us for the additional risk that we accept by providing these Options.

Page 25: Reminder: The Performance Income Benefit cannot be added to existing
         Contracts after January 31, 2001. It is not available with new
         Contracts.


Page 26: After the section entitled "Performance Income Benefit" add the following:

         INCOME BENEFIT COMBINATION OPTION 2

         You have the option to add Income Benefit Combination Option 2 to your Contract. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We may discontinue the offering of this Option at anytime.

         Eligibility. If you select the Income Benefit Combination Option 2, the maximum age of any owner or Annuitant on the date we issue the Contract Rider is 75. The Income Benefit Combination Option 2 may not be available in all states. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

              You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

              The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

              You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments; and

              The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

         1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

         2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

         If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option 2 may not be available in all states.

         INCOME BASE

         The Income Base is the greater of Income Base A or Income Base B.

         The Income  Base is used  solely for the  purpose  of  calculating  the
         guaranteed  income  benefit  under  this  Option   ("guaranteed  income
         benefit") and does not provide a Contract Value or guarantee performance of any investment option.

         INCOME BASE A

         On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

o For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

o For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment
(described below).

o On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated
Income Base A.

         In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

         We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

         INCOME BASE B

         On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person).

         WITHDRAWAL ADJUSTMENT. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

         (1) = the withdrawal amount

         (2) = the Contract Value immediately prior to the withdrawal, and

         (3) = the most recently calculated Income Base

         GUARANTEED INCOME BENEFIT. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

         As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

Page 26: Add "the Income and Death Benefit Combination Option 2" to the list of death benefit options in the first sentence under the heading
         "Death Benefit Options."

Page 26: Reminder: The Enhanced Death Benefit Option cannot be added to existing
         Contracts after January 31, 2001. It is not available with new
         Contracts.


Page 27: Reminder: The Performance Benefit Combination Option cannot be added to existing Contracts after January 31, 2001. It is not available with new Contracts.


Page 27: After the section entitled "Performance Benefit Combination Option" add the following:

         INCOME AND DEATH BENEFIT COMBINATION OPTION 2.

          You may also elect the Income and Death Benefit Combination Option 2, which combines the features of the Income Benefit Combination (described on page 6 of this supplement) with the features of the Death Benefit Combination (described on page 27 of the prospectus) with the following modifications. Under the Income and Death Benefit Combination Option 2, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the first Contract Anniversary after the oldest Contract owner, or annuitant if the Contract owner is a non-natural person, attains age 85). In calculating the death benefit payable provided by the Enhanced Death Benefit, for all ages, withdrawals will reduce the Enhanced Death Benefit by an amount equal to: (i) the Enhanced Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

         If you select the Income and Death Benefit Combination Option 2, the maximum age of any owner or Annuitant on the date we issue the Contract Rider is 75. The Income and Death Benefit Combination Option 2 may not be available in all states. We may discontinue the offering of this Option at anytime.

Page 28: Replace the third paragraph under the heading "Longevity Reward Rider" with the following:

         MORTALITY AND EXPENSE RISK CHARGE If you elect the Rider, then commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (M&E charge) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced
         Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Option, 1.48% if you select the Income Benefit Combination Option 2, and 1.68% if you select the Income and Death Benefit Combination Option 2). The 0.10% administrative expense charge remains unchanged under the Rider.

PART B

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                  SUPPLEMENT, DATED OCTOBER 30,  2000, TO THE
                 MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY II

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2000


This supplement amends the statement of additional information, dated May 2, 2000, for the Morgan Stanley Dean Witter Variable Annuity II Contracts as follows:

Add the following to the fifth paragraph under "Standardized Total Returns":

     Contracts with the Income Benefit Combination Option 2 and the Income and Death Benefit Combination Option 2 were first offered to the public as of November 6, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Income Benefit Combination Option 2 and the Income and Death Benefit Combination Option 2 reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such features as if they had been available throughout the periods shown, as well as the withdrawal and contract maintenance charge.

Add the following tables to the performance tables for "Variable Annuity II Contracts" under "Standardized Total Returns":

(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)



                                                                          10 Years or
Variable Sub-Account                   One Year       Five Years       Since Inception
---------------------------------------------------------------------------------------------------------------------------
Aggressive Equity*                       N/A               N/A               39.14%
Capital Growth                         26.55%            21.84%              13.19%
Competitive Edge ("Best Ideas")        19.48%              N/A                9.40%
Dividend Growth                        -8.48%            16.39%              14.15%
Emerging Growth                        96.34%              N/A               37.85%
Emerging Markets Equity                86.83%              N/A                9.13%
Equity                                 51.38%            33.14%              24.46%
Equity Growth                          32.59%              N/A               27.27%
European Growth                        22.44%            22.47%              17.46%
Global Dividend Growth                  8.25%            13.49%              11.12%
High Yield                             -7.44%             3.73%               9.42%
Income Builder                          0.80%              N/A                7.74%
International Magnum                   18.60%              N/A               10.39%
Pacific Growth                         58.75%            -1.53%              -2.93%
Quality Income Plus                   -10.37%             5.74%               6.16%
Short Term Bond*                         N/A               N/A               -4.84%
Strategist                             10.90%            13.97%              12.56%
S&P 500 Index                          13.20%              N/A               15.31%
U.S. Real Estate                       -7.58%              N/A               -2.72%
Utilities                               6.35%            17.57%              13.23%

*Performance shown is not annualized.



(WITH THE INCOME BENEFIT COMBINATION OPTION 2)




                                                                              10 Years or
Variable Sub-Account                          One Year        Five Years      Since Inception
---------------------------------------------------------------------------------------------------------------------------
Aggressive Equity*                              N/A             N/A             39.94%
Capital Growth                                26.81%           22.08%           13.41%
Competitive Edge ("Best Ideas")               19.73%            N/A              9.63%
Dividend Growth                               -8.29%           16.62%           14.38%
Emerging Growth                               96.74%            N/A             38.12%
Emerging Markets Equity                       87.22%            N/A              9.35%
Equity                                        51.70%           33.40%           24.71%
Equity Growth                                 32.86%            N/A             27.53%
European Growth                               22.70%           22.72%           17.69%
Global Dividend Growth                         8.47%           13.71%           11.34%
High Yield                                    -7.25%            3.94%            9.64%
Income Builder                                 1.01%            N/A              7.96%
International Magnum                          18.84%            N/A             10.62%
Pacific Growth                                59.08%           -1.33%           -2.73%
Quality Income Plus                          -10.19%            5.96%            6.38%
Short Term Bond*                                N/A             N/A             -4.70%
Strategist                                    11.13%           14.20%           12.79%
S&P 500 Index                                 13.44%            N/A             15.55%
U.S. Real Estate                              -7.39%            N/A             -2.52%
Utilities                                      6.57%           17.81%           13.46%


*Performance shown is not annualized.



Add  the  following  to the  seventh  paragraph  under  "Non-Standardized  Total
Returns":

          Contracts with the Income Benefit Combination Option 2 and the Income and Death Benefit Combination Option 2 were first offered to the public as of November 6, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Income Benefit Combination Option 2 and the Income and Death Benefit Combination Option 2 reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such features as if they had been available throughout the periods shown, but not the withdrawal and contract maintenance charge.

Add the following tables to the performance tables for "Variable Annuity II Contracts" under "Non-Standardized Total Returns":


(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)


                                                                          10 Years or
Variable Sub-Account                   One Year          Five Years       Since Inception
-------------------------------------------------------------------------------------------
Aggressive Equity*                      N/A                N/A               44.30%
Capital Growth                         30.86%            21.95%              13.22%
Competitive Edge ("Best Ideas")        23.79%              N/A               11.92%
Dividend Growth                        -4.18%            16.52%              14.17%
Emerging Growth                       100.64%              N/A               37.98%
Emerging Markets Equity                91.14%              N/A                9.85%
Equity                                 55.69%            33.23%              24.48%
Equity Growth                          36.90%              N/A               28.00%
European Growth                        26.75%            22.59%              17.48%
Global Dividend Growth                 12.55%            13.63%              11.24%
High Yield                             -3.14%             3.92%               9.45%
Income Builder                         5.10%               N/A                8.77%
International Magnum                   22.90%              N/A               11.36%
Pacific Growth                         63.06%            -1.28%              -2.69%
Quality Income Plus                    -6.07%             5.92%               6.20%
Short Term Bond*                        N/A                N/A                0.32%
Strategist                             15.20%            14.12%              12.59%
S&P 500 Index                          17.50%              N/A               17.74%
U.S. Real Estate                       -3.28%              N/A               -1.42%
Utilities                              10.65%            17.70%              13.26%


*Performance shown is not annualized.


(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                                              10 Years or
Variable Sub-Account                       One Year        Five Years      Since Inception
---------------------------------------------------------------------------------------------
Aggressive Equity*                             N/A              N/A             44.49%
Capital Growth                                31.12%           22.20%           13.44%
Competitive Edge ("Best Ideas")               24.03%            N/A             12.15%
Dividend Growth                               -3.99%           16.75%           14.40%
Emerging Growth                              101.04%            N/A             38.26%
Emerging Markets Equity                       91.52%            N/A             10.07%
Equity                                        56.00%           33.49%           24.73%
Equity Growth                                 37.17%            N/A             28.25%
European Growth                               27.00%           22.83%           17.71%
Global Dividend Growth                        12.78%           13.86%           11.46%
High Yield                                    -2.95%           4.13%             9.67%
Income Builder                                5.31%             N/A              8.99%
International Magnum                          23.15%            N/A             11.58%
Pacific Growth                                63.38%           -1.08%           -2.49%
Quality Income Plus                           -5.88%           6.14%             6.42%
Short Term Bond*                               N/A              N/A              0.45%
Strategist                                    15.43%           14.35%           12.82%
S&P 500 Index                                 17.74%            N/A             17.98%
U.S. Real Estate                              -3.08%            N/A             -1.22%
Utilities                                     10.87%           17.94%           13.49%


*Perforamnce shown is not annualized.

Replace the second paragraph under "Adjusted Historical Total Returns" with the following:

         The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account. Where the returns included in the following tables give effect to the Enhanced Death Benefit Option, the Performance Death Benefit Option, the Performance Income Benefit Option, the Performance Benefit Combination Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

Add the following tables to the performance tables for "Variable Annuity II Contracts" under "Adjusted Historical Total Returns":


(WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2)






                                                                 10 Years or
Variable Sub-Account             One Year        5 Years        Since Inception
----------------------------------------------------------------------------------------

Aggressive Equity**                 N/A             N/A             39.14%
AIM V.I. Capital Appreciation     37.66%          22.45%            19.53%
AIM V.I. Growth                   28.45%          25.39%            19.38%
AIM V.I. Value                    23.21%          23.56%            19.89%
Alliance Growth*                  27.70%          28.86%            28.18%
Alliance Growth and Income*        5.02%          21.54%            13.33%
Alliance Premier Growth*            N/A             N/A              6.98%
Capital Growth                    26.55%          21.84%            13.19%
Competitive Edge ("Best Ideas")   19.48%            N/A              9.40%
Dividend Growth                   -8.48%          16.39%            10.93%
Emerging Growth                   96.34%            N/A             37.85%
Emerging Markets Equity           86.83%            N/A              9.13%
Equity                            51.38%          33.14%            20.60%
Equity Growth                     32.59%            N/A             27.27%
European Growth                   22.44%          22.47%            17.46%
Global Dividend Growth             8.25%          13.49%            11.12%
High Yield                        -7.44%           3.73%             6.26%
Income Builder                     0.80%            N/A              7.74%
International Magnum              18.60%            N/A             10.39%
Mid-Cap Value                     14.08%            N/A             21.22%
Pacific Growth                    58.75%          -1.53%            -2.93%
Putnam VT Growth and Income*      -4.70%          16.92%            11.66%
Putnam VT International Growth*   52.81%            N/A             26.98%
Putnam VT Voyager*                50.82%          28.96%            19.71%
Quality Income Plus              -10.37%           5.74%             5.77%
Short Term Bond**                   N/A             N/A             -4.84%
Strategist                        10.90%          13.97%            10.88%
S&P 500 Index                     13.20%            N/A             15.31%
U.S. Real Estate                  -7.58%            N/A             -2.72%
Utilities                          6.35%          17.57%            12.11%


+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.
---------------------------------------------------------------------------------------------

(WITH THE INCOME BENEFIT COMBINATION OPTION 2)

                                                          10 Years or
                                                            Since
Variable Sub-Acount              One Year     5 Years     Inception
-------------------------------------------------------------------------------
Aggressive Equity                  N/A         N/A        39.62%
AIM V.I. Capital Appreciation    37.95%      22.70%       19.77%
AIM V.I. Growth                  28.72%      25.65%       19.62%
AIM V.I. Value                   23.47%      23.81%       20.13%
Alliance Growth*                 27.97%      29.12%       28.44%
Alliance Growth and Income*       5.24%      21.78%       13.56%
Alliance Premier Growth*           N/A         N/A         7.08%
Capital Growth                   26.81%      22.08%       13.41%
Competitive Edge ("Best ideas")  19.73%        N/A         9.63%
Dividend Growth                  -8.29%      16.62%       11.15%
Emerging Growth                  96.74%        N/A        38.12%
Emerging Markets Equity          87.22%        N/A         9.35%
Equity                           51.70%      33.40%       20.84%
Equity Growth                    32.86%        N/A        27.53%
European Growth                  22.70%      22.72%       17.69%
Global Dividend Growth            8.47%      13.71%       11.34%
High Yield                       -7.25%       3.94%        6.48%
Income Builder                    1.01%        N/A         7.96%
International Magnum             18.84%        N/A        10.62%
Mid-Cap Value                    14.32%        N/A        21.47%
Pacific Growth                   59.08%      -1.33%       -2.73%
Putnam VT Growth and Income*     -4.50%      17.16%       11.88%
Putnam VT International Growth*  53.12%        N/A        27.24%
Putnam VT Voyager*               -4.30%      -0.23%        1.88%
Quality Income Plus             -10.19%       5.96%        5.98%
Short Term Bond                    N/A         N/A        -4.50%
Strategist                       11.13%      14.20%       11.10%
S&P 500 Index                    13.44%        N/A        15.55%
U.S. Real Estate                 -7.39%        N/A        -2.52%
Utilities                         6.57%      17.81%       12.34%


+ Please refer to the table at the beginning of this section for the inception dates of the Portfolios.

* The peformance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

**Performance shown is not annualized.





-------------------------------------------------------------------------------